Earning Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings per share [abstract]
Profit for the year attributable to owners of the parent	¥ 610,316	¥ 1,059,337	¥ 616,569
Weighted average number of common shares outstanding, basic	1,763,983,221	1,793,088,970	1,802,282,093
Basic earnings per share attributable to owners of the parent	¥ 345.99	¥ 590.79	¥ 342.10